Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 51,273	$ 1,247,760
Net income from discontinued operations		1,865,348
Net income(loss) from continuing operations	51,273	(617,588)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of right-of-use asset	11,244
Changes in operating assets and liabilities:
Accounts receivable	3,010,596
Other receivable - related parties		(4,045,445)
Accounts payables	(4,087,223)
Accrued liabilities and other payables	928,336	2,270
Lease liability	(12,237)
Prepaid expenses and other current assets	15,093	(643,020)
Taxes payable	133,546
Net cash provided by (used in) operating activities - continuing operations	50,628	(5,303,783)
Net cash used in operating activities - discontinued operations		(147,296)
Net cash provided (used in) by operating activities	50,628	(5,451,079)
Cash flows from financing activity:
Proceeds from additional paid-in capital		5,353,931
Net cash provided by financing activities - continuing operations		5,353,931
Net cash used in financing activities - discontinued operations		(696,853)
Net cash provided by financing activity		4,657,078
Effect of exchange rate changes on cash from continuing operations	10,879	(50,381)
Effect of exchange rate changes on cash from discontinued operations		863,223
Net change in cash, including cash from discontinued operations	61,507	18,841
Cash, including cash from discontinued operations - beginning of year	389	28,654
Cash, including cash from discontinued operations - end of year	61,896	47,495
Less cash from discontinued operations		47,219
Cash from continuing operations, end of year	61,896	276
Supplemental of cash disclosure information:
Cash paid for interest		23,112
Cash paid for income tax